CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [1]	General Reserves [2]	Translation reserve	Retained earnings (deficit)	Total	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2018	$ 700,310	$ 1,104,577	$ (17,095)	$ (2,018,086)	$ (230,294)	$ 6,282	$ (224,012)
Profit (loss) for the year				(18,149)	(18,149)	5,105	(13,044)
Other comprehensive income for the year, net of tax			(4,008)	(5,991)	(9,999)	(648)	(10,647)
Transaction with an interested party, net of tax		807			807		807
Share-based compensation		707			707		707
Acquisition of subsidiary with non-controlling interest		(741)			(741)	(39)	(780)
Dividend to non-controlling interests in subsidiaries						(5,298)	(5,298)
Balance at the end at Dec. 31, 2019	700,310	1,105,350	(21,103)	(2,042,226)	(257,669)	5,402	(252,267)
Profit (loss) for the year				517,961	517,961	6,229	524,190
Other comprehensive income for the year, net of tax			5,117	737	5,854	(1,098)	4,756
Transaction with an interested party, net of tax		630			630		630
Share-based compensation		490			490		490
Dividend to non-controlling interests in subsidiaries						(3,344)	(3,344)
Balance at the end at Dec. 31, 2020	700,310	1,106,470	(15,986)	(1,523,528)	267,266	7,189	274,455
Profit (loss) for the year				4,640,305	4,640,305	8,840	4,649,145
Other comprehensive income for the year, net of tax			(3,669)	207	(3,462)	(4,196)	(7,658)
Issuance of share capital, net of issuance costs	203,513				203,513		203,513
Share-based compensation		20,771			20,771		20,771
Exercise of options	19,338	(19,338)
Dividend to owners of the Company				(536,388)	(536,388)		(536,388)
Acquisition of subsidiary with non-controlling interest						393	393
Dividend to non-controlling interests in subsidiaries						(4,702)	(4,702)
Balance at the end at Dec. 31, 2021	$ 923,161	$ 1,107,903	$ (19,655)	$ 2,580,596	$ 4,592,005	$ 7,524	$ 4,599,529

[1]	(*) See Note 11(a).
[2]	(**) Include reserves related to transactions with an interested party and share-based compensation.